Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - Unrealized gain losses on FVOCI securities [member] - IFRS9 [member] - CAD ($)
$ in Millions
	Jul. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 43,767	$ 36,228
Gross unrealized gains on FVOCI securities	173	190
Gross unrealized losses on FVOCI securities	(71)	(208)
Financial assets measured at fair value through other comprehensive income	43,869	36,210
Canadian federal government [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	8,505	6,608
Gross unrealized gains on FVOCI securities	6	15
Gross unrealized losses on FVOCI securities	(7)	(3)
Financial assets measured at fair value through other comprehensive income	8,504	6,620
Other canadian governments [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	12,778	9,220
Gross unrealized gains on FVOCI securities	9	31
Gross unrealized losses on FVOCI securities	(5)	(2)
Financial assets measured at fair value through other comprehensive income	12,782	9,249
U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	7,254	7,824
Gross unrealized gains on FVOCI securities	10	7
Gross unrealized losses on FVOCI securities	(10)	(89)
Financial assets measured at fair value through other comprehensive income	7,254	7,742
Other foreign governments [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	4,899	3,997
Gross unrealized gains on FVOCI securities	24	16
Gross unrealized losses on FVOCI securities	(8)	(17)
Financial assets measured at fair value through other comprehensive income	4,915	3,996
Mortgage backed securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	3,266	3,476
Gross unrealized gains on FVOCI securities	10	5
Gross unrealized losses on FVOCI securities	(7)	(51)
Financial assets measured at fair value through other comprehensive income	3,269	3,430
Asset backed securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	48	68
Financial assets measured at fair value through other comprehensive income	48	68
Corporate debt [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	6,498	4,567
Gross unrealized gains on FVOCI securities	12	2
Gross unrealized losses on FVOCI securities	(4)	(26)
Financial assets measured at fair value through other comprehensive income	6,506	4,543
Debt securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	43,248	35,760
Gross unrealized gains on FVOCI securities	71	76
Gross unrealized losses on FVOCI securities	(41)	(188)
Financial assets measured at fair value through other comprehensive income	43,278	35,648
Corporate public equity [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	35	34
Gross unrealized gains on FVOCI securities	17	14
Gross unrealized losses on FVOCI securities	(6)	(5)
Financial assets measured at fair value through other comprehensive income	46	43
Corporate private equity [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	484	434
Gross unrealized gains on FVOCI securities	85	100
Gross unrealized losses on FVOCI securities	(24)	(15)
Financial assets measured at fair value through other comprehensive income	545	519
Equity securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	519	468
Gross unrealized gains on FVOCI securities	102	114
Gross unrealized losses on FVOCI securities	(30)	(20)
Financial assets measured at fair value through other comprehensive income	$ 591	$ 562